Fair Value, Option, Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 16,116	$ 22,042
Loans	376	758
Other assets, carried at fair value	4,867	3,275
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading assets, loans	1,023	1,332
Trading assets, loans, unpaid principal	1,069	1,418
Trading assets, loans, aggregate difference	(46)	(86)
Nonaccrual loans	34	100
Nonaccrual loans, Unpaid principal	50	115
Nonaccrual loans, Aggregate difference	(16)	(15)
Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	16,116	22,042
Mortgage loans held for sale, Unpaid principal	15,827	21,961
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	289	81
Nonaccrual loans	127	136
Nonaccrual loans, Unpaid principal	165	182
Nonaccrual loans, Aggregate difference	(38)	(46)
Loans 90 days or more past due and still accruing	16	12
Loans 90 days or more past due and still accruing, Unpaid principal	21	16
Loans 90 days or more past due and still accruing, Aggregate difference	(5)	(4)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(6)	(6)
Loans held for sale	0	0
Loans held for sale, Unpaid principal	6	6
Nonaccrual loans	0	0
Nonaccrual loans, Unpaid principal	6	6
Nonaccrual loans, Aggregate difference	(6)	(6)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(28)	(17)
Loans	376	758
Loans, Unpaid principal	404	775
Nonaccrual loans	253	297
Nonaccrual loans, Unpaid principal	281	318
Nonaccrual loans, Aggregate difference	(28)	(21)
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other assets, carried at fair value	$ 4,867	$ 3,275